TWO ROADS SHARED TRUST

March 5, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Two Roads Shared Trust (the “Trust”)

(1933 Act Registration No. 333-182417)

(1940 Act Registration No. 811-22718)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Statement of Additional Information dated March 1, 2024 for the Trust’s Recurrent MLP & Infrastructure Fund, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 387 to its Registration Statement on Form N-1A under the 1933 Act and Amendment No. 390 under the Investment Company Act of 1940, as amended, which was filed electronically on February 28, 2024.

Questions related to this filing may be directed to Stacy Louizos of Blank Rome LLP at (212) 885-5147.

Sincerely,

/s/Timothy Burdick

Timothy Burdick

Vice President and Secretary of the Trust